Note 7 - Stock-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Weighted average risk-free interest rates	3.8%
Expected dividend yield	0.0%
Expected life of option (in years)	7.0
Expected volatility	204.2%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2024	2023
Stock options:
Research and development	$222,202	$291,094
General and administrative	252,275	564,030
Total stock option expense	474,477	855,124
Stock awards:
General and administrative	54,167	219,833
Total stock-based compensation expense	$528,644	$1,074,957